Subsequent Events	6 Months Ended
Jun. 30, 2022
Subsequent Events
Subsequent Events

20) Subsequent Events

The Partnership has evaluated subsequent events from the balance sheet date through September 2, 2022, the date at which the unaudited condensed consolidated interim financial statements were available to be issued, and determined that there are no other items to disclose, except as follows:

On July 1, 2022, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT Shuttle Tankers 35 AS (“KNOT 35”), the company that owns the shuttle tanker, Synnøve Knutsen, from Knutsen NYK (the “Synnøve Acquisition”). The purchase price was $119.0 million, less approximately $87.7 million of outstanding indebtedness related to the Synnøve Knutsen plus approximately $0.6 million for certain capitalized fees related to the financing of the vessel. The purchase price will be adjusted for post-closing working capital adjustments. The secured credit facility related to the vessel (the “Synnøve Facility”) is repayable in quarterly instalments with a final balloon payment of $71.1 million due at maturity in October 2025. The Synnøve Facility bears interest at an annual rate equal to LIBOR plus a margin of 1.75%. The purchase price was settled in cash.

The Synnøve Knutsen is operating in Brazil under a time charter with Equinor, which will expire in February 2027. The charterer has options to further extend the charter for up to three two-year periods and nine one-year periods. The Partnership’s board of directors (the “Board”) and the conflicts committee of the Board (the “Conflicts Committee”) approved the purchase price of the Synnøve Acquisition. The Conflicts Committee retained an outside financial advisor and outside legal counsel to assist with its evaluation of the Synnøve Acquisition.

On July 6, 2022, the charterer of the Hilda Knutsen, ENI, notified the Partnership of its intention to redeliver the vessel and, as a consequence, the vessel is currently expected to be returned to the Partnership in or around September 2022. The Partnership is now marketing the vessel for new time charter employment.

On August 11, 2022, the Partnership paid a quarterly cash distribution of $0.52 per unit with respect to the quarter ended June 30, 2022 to all common unitholders and Class B Unitholders of record on July 28, 2022. On August 11, 2022, the Partnership paid a cash distribution to holders of Series A Preferred Units with respect to the quarter ended June 30, 2022 in an aggregate amount equal to $1.7 million. After the payment of the Partnership’s quarterly cash distribution on August 11, 2022 with respect to the second quarter, 84,135 of the Class B Units converted to common units on a one-to-one basis.